Shareholder Report	8 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) Holdings		Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			ETF Opportunities Trust
Entity Central Index Key			0001771146
Entity Investment Company Type			N-1A
Document Period End Date			Jun. 30, 2024
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name			T-REX 2X Inverse NVIDIA Daily Target ETF
Class Name			T-REX 2X Inverse NVIDIA Daily Target ETF
Trading Symbol			NVDQ
Annual or Semi-Annual Statement [Text Block]			Annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			This annual shareholder report contains important information about the T-REX 2X Inverse NVIDIA Daily Target ETF for the period of October 19, 2023 to June 30, 2024. You can find additional information about the Fund at www.rexshares.com/NVDQ. You can also contact us at (833) 759-6110. Distributed by Foreside Fund Services, LLC.
Additional Information Phone Number			(833) 759-6110
Additional Information Website			www.rexshares.com/NVDQ
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inverse NVIDIA	$40.20¹	1.05%²
¹	Costs are for the period of October 19, 2023 to June 30, 2024. Costs for a full annual period would be higher.
²	Annualized

Expenses Paid, Amount	$ 40.20	[1]
Expense Ratio, Percent	1.05%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

NVIDIA Corp. (NVDA) had a strong start to the period and was up 193.5% for the reporting period. AI continues to be a dominant theme in this market, and NVDA is the undisputed leader when it comes to chips that make AI work. NVDA's strong performance had a negative impact on the Fund.

What Factors Influenced Performance

As the Fund is an inverse ETF, through the use of total return swaps on an underlying stock (NVDA), performance is solely influenced by the returns of NVDA stock and the trajectory of those returns. The investment objective is to provide 2X (200%) the inverse daily return of NVDA. Over periods longer than one day, the Fund's returns can diverge from the 2X.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]			Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

Since Inception (10/19/23)*
T-REX 2X Inverse NVIDIA Daily Target ETF - NAV	-92.54%
T-REX 2X Inverse NVIDIA Daily Target ETF - Market Price	-92.49%
S&P 500® Index	27.90%
*	Periods less than one year have not been annualized.

The market price used to calculate the market return is determined by using the midpoint between the bid/ask spread on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund's NAV is calculated. Market returns do not include brokerage commissions. If brokerage commissions were included market returns would be lower.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 19, 2023
Net Assets	$ 38,000,000		$ 38,000,000
Holdings Count | Holdings	0	[3]	0	[3]
Advisory Fees Paid, Amount	$ 69,833
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Fund Size (Millions)	$38
Number of Holdings	0³
Total Advisory Fee Paid	$69,833
Portfolio Turnover Rate	0.00%

³	Excludes derivatives held by the Fund

Largest Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2024)

Sector Breakdown

Information Technology: 100.00%

Portfolio Composition
Cash	134.48%
Derivatives	-2.87%
Liabilities in Excess of Other Assets	-31.61%

T-REX 2X LONG NVIDIA DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name			T-REX 2X Long NVIDIA Daily Target ETF
Class Name			T-REX 2X Long NVIDIA Daily Target ETF
Trading Symbol			NVDX
Annual or Semi-Annual Statement [Text Block]			Annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			This annual shareholder report contains important information about the T-REX 2X Long NVIDIA Daily Target ETF for the period of October 19, 2023 to June 30, 2024. You can find additional information about the Fund at www.rexshares.com/NVDX. You can also contact us at (833) 759-6110. Distributed by Foreside Fund Services, LLC.
Additional Information Phone Number			(833) 759-6110
Additional Information Website			www.rexshares.com/NVDX
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long NVIDIA	$284.94¹	1.05%²
¹	Costs are for the period of October 19, 2023 to June 30, 2024. Costs for a full annual period would be higher.
²	Annualized

Expenses Paid, Amount	$ 284.94	[4]
Expense Ratio, Percent	1.05%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

NVIDIA Corp. (NVDA) had a strong start to the year and was up 193.5% for the reporting period. AI continues to be a dominant theme in this market, and NVDA is the undisputed leader when it comes to chips that make AI work. NVDA's strong performance had a positive impact on the Fund.

What Factors Influenced Performance

As the Fund is a leveraged ETF, through the use of total return swaps on an underlying stock (NVDA), performance is solely influenced by the returns of NVDA stock and the trajectory of those returns. The investment objective is to provide 2X (200%) the daily return of NVDA. Over periods longer than one day, the Fund's returns can diverge from the 2X.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]			Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

Since Inception (10/19/23)*
T-REX 2X Long NVIDIA Daily Target ETF - NAV	575.94%
T-REX 2X Long NVIDIA Daily Target ETF - Market Price	575.92%
S&P 500® Index	27.90%
*	Periods less than one year have not been annualized.

The market price used to calculate the market return is determined by using the midpoint between the bid/ask spread on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund's NAV is calculated. Market returns do not include brokerage commissions. If brokerage commissions were included market returns would be lower.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 19, 2023
Net Assets	$ 651,000,000		$ 651,000,000
Holdings Count | Holdings	1	[6]	1	[6]
Advisory Fees Paid, Amount	$ 1,652,527
Investment Company, Portfolio Turnover	5300.58%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Fund Size (Millions)	$651
Number of Holdings	1³
Total Advisory Fee Paid	$1,652,527
Portfolio Turnover Rate	5300.58%

³	Excludes derivatives held by the Fund

Largest Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2024)

Sector Breakdown

Information Technology: 100.00%

Portfolio Composition
Common Stocks	6.55%
Derivatives	32.79%
Other Assets Net of Liabilities	28.03%
Cash	32.63%

T-REX 2X LONG TESLA DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name			T-REX 2X Long Tesla Daily Target ETF
Class Name			T-REX 2X Long Tesla Daily Target ETF
Trading Symbol			TSLT
Annual or Semi-Annual Statement [Text Block]			Annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			This annual shareholder report contains important information about the T-REX 2X Long Tesla Daily Target ETF for the period of October 19, 2023 to June 30, 2024. You can find additional information about the Fund at www.rexshares.com/TSLT. You can also contact us at (833) 759-6110. Distributed by Foreside Fund Services, LLC.
Additional Information Phone Number			(833) 759-6110
Additional Information Website			www.rexshares.com/TSLT
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Tesla	$45.88¹	1.05%²
¹	Costs are for the period of October 19, 2023 to June 30, 2024. Costs for a full annual period would be higher.
²	Annualized

Expenses Paid, Amount	$ 45.88	[7]
Expense Ratio, Percent	1.05%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

Tesla, Inc. (TSLA) had a difficult, and volatile period, which negatively impacted the Fund. After a strong finish to 2023, TSLA decoupled from the other Magnificent 7 stocks and started off the year negative. TSLA returned -10.10% for the reporting period, bringing down the Fund.

What Factors Influenced Performance

As the Fund is a leveraged ETF, through the use of total return swaps on an underlying stock (TSLA), performance is solely influenced by the returns of TSLA stock and the trajectory of those returns. The investment objective is to provide 2X (200%) the daily return of TSLA. Over periods longer than one day, the Fund's returns can diverge from the 2X.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]			Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

Since Inception (10/19/23)*
T-REX 2X Long Tesla Daily Target ETF - NAV	-49.44%
T-REX 2X Long Tesla Daily Target ETF - Market Price	-49.44%
S&P 500® Index	27.90%
*	Periods less than one year have not been annualized.

The market price used to calculate the market return is determined by using the midpoint between the bid/ask spread on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund's NAV is calculated. Market returns do not include brokerage commissions. If brokerage commissions were included market returns would be lower.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 19, 2023
Net Assets	$ 333,000,000		$ 333,000,000
Holdings Count | Holdings	0	[9]	0	[9]
Advisory Fees Paid, Amount	$ 1,312,440
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Fund Size (Millions)	$333
Number of Holdings	0³
Total Advisory Fee Paid	$1,312,440
Portfolio Turnover Rate	0.00%

³	Excludes derivatives held by the Fund

Largest Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2024)

Sector Breakdown

Consumer Discretionary: 100.00%

Portfolio Composition
Cash	57.44%
Derivatives	29.48%
Other Assets Net of Liabilities	13.08%

T-REX 2X INVERSE TESLA DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name			T-REX 2X Inverse Tesla Daily Target ETF
Class Name			T-REX 2X Inverse Tesla Daily Target ETF
Trading Symbol			TSLZ
Annual or Semi-Annual Statement [Text Block]			Annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			This annual shareholder report contains important information about the T-REX 2X Inverse Tesla Daily Target ETF for the period of October 19, 2023 to June 30, 2024. You can find additional information about the Fund at www.rexshares.com/TSLZ. You can also contact us at (833) 759-6110. Distributed by Foreside Fund Services, LLC.
Additional Information Phone Number			(833) 759-6110
Additional Information Website			www.rexshares.com/TSLZ
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inverse Tesla	$51.19¹	1.05%²
¹	Costs are for the period of October 19, 2023 to June 30, 2024. Costs for a full annual period would be higher.
²	Annualized

Expenses Paid, Amount	$ 51.19	[10]
Expense Ratio, Percent	1.05%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

Tesla, Inc. (TSLA) had a difficult, and volatile period, which negatively impacted the Fund. After a strong finish to 2023, TSLA decoupled from the other Magnificent 7 stocks and started off the year negative. TSLA ended up down -10.10% for the reporting period. While the Fund is designed to deliver 2X the inverse (opposite) Daily performance of TSLA, it is uncertain what returns will be for periods longer than one day. The volatility of the returns of TSLA also meant that the Fund was also down for the reporting period.

What Factors Influenced Performance

As the Fund is an inverse ETF, through the use of total return swaps on an underlying stock (TSLA), performance is solely influenced by the returns of TSLA stock and the trajectory of those returns. The investment objective is to provide 2X (200%) the inverse daily return of TSLA. Over periods longer than one day, the Fund's returns can diverge from the 2X.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]			Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

Since Inception (10/19/23)*
T-REX 2X Inverse Tesla Daily Target ETF - NAV	-7.87%
T-REX 2X Inverse Tesla Daily Target ETF - Market Price	-8.03%
S&P 500® Index	27.90%
*	Periods less than one year have not been annualized.

The market price used to calculate the market return is determined by using the midpoint between the bid/ask spread on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund's NAV is calculated. Market returns do not include brokerage commissions. If brokerage commissions were included market returns would be lower.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 19, 2023
Net Assets	$ 41,000,000		$ 41,000,000
Holdings Count | Holdings	0	[12]	0	[12]
Advisory Fees Paid, Amount	$ 141,179
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Fund Size (Millions)	$41
Number of Holdings	0³
Total Advisory Fee Paid	$141,179
Portfolio Turnover Rate	0.00%

³	Excludes derivatives held by the Fund

Largest Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2024)

Sector Breakdown

Consumer Discretionary: 100.00%

Portfolio Composition
Cash	143.85%
Derivatives	-21.25%
Liabilities in Excess of Other Assets	-22.60%

[1]	Costs are for the period of October 19, 2023 to June 30, 2024. Costs for a full annual period would be higher.
[2]	Annualized
[3]	Excludes derivatives held by the Fund
[4]	Costs are for the period of October 19, 2023 to June 30, 2024. Costs for a full annual period would be higher.
[5]	Annualized
[6]	Excludes derivatives held by the Fund
[7]	Costs are for the period of October 19, 2023 to June 30, 2024. Costs for a full annual period would be higher.
[8]	Annualized
[9]	Excludes derivatives held by the Fund
[10]	Costs are for the period of October 19, 2023 to June 30, 2024. Costs for a full annual period would be higher.
[11]	Annualized
[12]	Excludes derivatives held by the Fund